Interests in Unconsolidated Structured Entities - Summary of Unconsolidated Structured Entities and Nature of Risks (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Disclosure of unconsolidated structured entities [line items]
Other financial assets	₩ 1,617,956	₩ 1,727,623
Joint ventures and associates	272,407	279,431	₩ 284,075
Real Estate Finance [member]
Disclosure of unconsolidated structured entities [line items]
Total assets of unconsolidated structured entities	1,429,910	1,426,620
Other financial assets	24,421	21,800
Joint ventures and associates	7,293	10,168
Total	31,714	31,968
Maximum loss exposure Investment assets	31,714	31,968
PEF &Investment Fund [member]
Disclosure of unconsolidated structured entities [line items]
Total assets of unconsolidated structured entities	3,701,718	3,779,377
Other financial assets	94,075	52,666
Joint ventures and associates	166,159	164,030
Total	260,234	216,696
Maximum loss exposure Investment assets	260,234	216,696
Asset Securitization [member]
Disclosure of unconsolidated structured entities [line items]
Total assets of unconsolidated structured entities	2,751,208	2,619,445
Unconsolidated structured entities [member]
Disclosure of unconsolidated structured entities [line items]
Total assets of unconsolidated structured entities	7,882,836	7,825,442
Other financial assets	118,496	74,466
Joint ventures and associates	173,452	174,198
Total	291,948	248,664
Maximum loss exposure Investment assets	₩ 291,948	₩ 248,664